Consolidated statement of financial position - EUR (€) € in Thousands		Dec. 31, 2024	Dec. 31, 2023
Current assets:
Cash and cash equivalents	[1]	€ 306,387	€ 510,909
Investments		90,413	93,203
Trade and other receivables		116,319	98,396
Contract assets		46,034	25,000
Inventories		31,122	30,890
Current tax assets		41,879	80,659
Other current financial assets including derivatives		4,290	12,759
Prepaid expenses and other current assets		45,519	51,345
Total current assets		681,964	903,162
Non-current assets:
Non-current financial investments and other non-current financial assets		40,014	139,023
Investments in associates and Joint ventures		2,138	3,071
Property, plant and equipment		823,937	806,563
Intangible assets and Goodwill		309,295	291,089
Deferred tax assets		17,333	14,330
Non-current tax assets		34,357	94,393
Other non-current assets		3,464	837
Total non-current assets		1,230,538	1,349,306
Total assets		1,912,502	2,252,468
Current liabilities:
Current financial liabilities		50,795	149,096
Trade and other payables		85,792	134,319
Contract liabilities		106,599	97,587
Deferred income		3,216	10,268
Provisions		62,219	45,165
Current income tax liabilities		8,517	5,565
Other current liabilities		27,446	22,572
Total current liabilities		344,585	464,573
Non-current liabilities:
Non-current financial liabilities		392,743	477,112
Deferred tax liabilities		14,516	18,137
Provisions		19,585	16,063
Contract liabilities		156,679	155,287
Deferred income		30,557
Other non-current liabilities		1,312	1,387
Total non-current liabilities		615,392	667,987
Stockholders' equity:
Share capital		177,553	177,186
Additional paid in capital		1,454,688	1,449,654
Retained Earnings		(672,370)	(476,290)
Accumulated other comprehensive income		(7,347)	(30,643)
Total stockholders' equity		952,525	1,119,908
Total liabilities and stockholders' equity		€ 1,912,502	€ 2,252,468

[1]	incl. €12,931k (2023: €11,819k) of restricted cash